Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Property and Equipment

Property and equipment by type
	2017	2016
Property in own use	774	881
Equipment	917	1,015
Assets under operating leases	110	106

	1,801	2,002

Schedule of Changes in Property in Own Use

Changes in property in own use
	2017	2016
Opening balance	881	982
Additions	5	9
Reclassifications
- Transfers to and from Investment properties		8

	–	8
Amounts recognised in the statement of profit or loss for the year
- Depreciation	–13	–15
- Impairments	–8	–64
- Reversal of impairments	24	5

	3	–74
Revaluations recognised in equity during the year	42	11
Disposals	–145	–38
Exchange rate differences	–12	–17

Closing balance	774	881
Gross carrying amount as at 31 December	1,324	1,656
Accumulated depreciation as at 31 December	–376	–504
Accumulated impairments as at 31 December	–174	–271

Net carrying value as at 31 December	774	881
Revaluation surplus
Opening balance	256	273
Revaluation in the year	23	–17

Closing balance	279	256

Schedule of Changes in Equipment

Changes in equipment
	Data processing equipment		Fixtures and fittings and other equipment		Total
	2017	2016	2017	2016	2017	2016
Opening balance	323	263	692	708	1,015	971
Additions	129	161	130	181	259	342
Disposals	–1	–5	–12	–20	–13	–25
Depreciation	–133	–137	–174	–178	–307	–315
Impairments			–2		–2
Exchange rate differences	–8	–5	–5	–5	–13	–10
Changes in the composition of the group and other changes	–19	46	–3	6	–22	52

Closing balance	291	323	626	692	917	1,015
Gross carrying amount as at 31 December	1,275	1,274	2,249	2,432	3,524	3,706
Accumulated depreciation as at 31 December	–983	–950	–1,623	–1,740	–2,606	–2,690
Accumulated impairments as at 31 December	–1	–1			–1	–1

Net carrying value as at 31 December	291	323	626	692	917	1,015